Inventories	12 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 6 - Inventories
	2017	2016

Finished goods	$1,513,895	$1,960,063
Raw materials	3,768,842	3,920,818
	$5,282,737	$5,880,881

The cost of inventories recognized as an expense and included in cost of sales amounts to $43,990,515, $44,722,232 and $151,232,213 for the year ended June 30, 2017, 2016 and 2015, respectively.